Exhibit 99.1

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

Collection Period Start	1-Oct-20	Distribution Date	16-Nov-20
Collection Period End	31-Oct-20	30/360 Days	30
Beg. of Interest Period	15-Oct-20	Actual/360 Days	32
End of Interest Period	16-Nov-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,615,410.40	313,609,445.31	277,469,039.87	0.3070654
Total Securities		903,615,410.40	313,609,445.31	277,469,039.87	0.3070654
Class A-1 Notes	2.481600%	99,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.030000%	240,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.298380%	75,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	3.250000%	261,000,000.00	84,994,034.91	48,853,629.47	0.1871787
Class A-4 Notes	3.350000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	153,615,410.40	153,615,410.40	153,615,410.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	36,140,405.44	230,192.18	138.4689864	0.8819624
Class A-4 Notes	0.00	209,375.00	0.0000000	2.7916667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	36,140,405.44	439,567.18

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					4,606,679.52
Monthly Interest					2,115,766.14

Total Monthly Payments					6,722,445.66
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					175,157.90
Aggregate Sales Proceeds Advance					6,468,950.12

Total Advances					6,644,108.02
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					37,011,061.12
Excess Wear and Tear and Excess Mileage					217,400.07
Remaining Payoffs					0.00
Net Insurance Proceeds					188,770.34
Residual Value Surplus					2,934,542.79

Total Collections					53,718,328.00

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		11,284,786.67			665
Involuntary Repossession		113,676.00			6
Voluntary Repossession		25,012.00			1
Full Termination		10,114,523.83			613
Bankruptcty		15,210.00			1
Insurance Payoff			187,324.32		12
Customer Payoff				821,278.34	49
Grounding Dealer Payoff				11,750,202.42	678
Dealer Purchase				4,963,240.44	260

Total		21,553,208.50	187,324.32	17,534,721.20	2,285

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	19,582	377,796,490.63	7.00000%	313,609,445.31
Total Depreciation Received		(6,083,419.75)		(4,928,789.86)
Principal Amount of Gross Losses	(25)	(407,890.22)		(346,989.45)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(366)	(7,052,598.49)		(5,710,432.66)
Scheduled Terminations	(1,751)	(30,558,152.94)		(25,154,193.47)

Pool Balance - End of Period	17,440	333,694,429.23		277,469,039.87
Remaining Pool Balance
Lease Payment				32,979,323.23
Residual Value				244,489,716.64

Total				277,469,039.87

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	53,718,328.00
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	53,718,328.00
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	219,519.34
3. Reimbursement of Sales Proceeds Advance	8,887,294.05
4. Servicing Fee:
Servicing Fee Due	261,341.20
Servicing Fee Paid	261,341.20
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	9,368,154.59
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	230,192.18
Class A-3 Notes Monthly Interest Paid	230,192.18
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	209,375.00
Class A-4 Notes Monthly Interest Paid	209,375.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	439,567.18
Total Note and Certificate Monthly Interest Paid	439,567.18
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	43,910,606.23
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	36,140,405.44
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	36,140,405.44
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,770,200.79

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,518,077.05
Required Reserve Account Amount			4,518,077.05
Beginning Reserve Account Balance			4,518,077.05
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			4,518,077.05
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			7,770,200.79
Gross Reserve Account Balance			12,288,277.84
Remaining Available Collections Released to Seller			7,770,200.79
Total Ending Reserve Account Balance			4,518,077.05

V. POOL STATISTICS

Weighted Average Remaining Maturity			5.30
Monthly Prepayment Speed			79%
Lifetime Prepayment Speed			66%

		$	units
Recoveries of Defaulted and Casualty Receivables		489,834.82
Securitization Value of Defaulted Receivables and Casualty Receivables		346,989.45	25
Aggregate Defaulted and Casualty Gain (Loss)		142,845.37
Pool Balance at Beginning of Collection Period		313,609,445.31
Net Loss Ratio
Current Collection Period		0.0455%
Preceding Collection Period		0.0175%
Second Preceding Collection Period		0.0061%
Third Preceding Collection Period		-0.0053%
Cumulative Net Losses for all Periods		0.1967%	1,777,611.38

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.52%	1,628,136.51	111
61-90 Days Delinquent	0.14%	453,525.52	29
91-120 Days Delinquent	0.09%	283,586.49	16
More than 120 Days	0.01%	22,810.59	3

Total Delinquent Receivables:	0.75%	2,388,059.11	159

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.24%	0.25%
Preceding Collection Period		0.17%	0.19%
Second Preceding Collection Period		0.29%	0.30%
Third Preceding Collection Period		0.23%	0.24%
60 Day Delinquent Receivables		1,141,858.87
Delinquency Percentage		0.36%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		21,399,310.50	1,278
Securitization Value		18,730,626.10	1,278

Aggregate Residual Value Surplus (Loss)		2,668,684.40

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		259,258,841.24	16,232
Cumulative Securitization Value		247,403,590.87	16,232

Cumulative Residual Value Surplus (Loss)		11,855,250.37

Book Amount of Extensions		340,742.62
Number of Extensions		19

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			10,300,262.59
Reimbursement of Outstanding Advance			8,887,294.05
Additional Advances for current period			6,468,950.12

Ending Balance of Residual Advance			7,881,918.66

Beginning Balance of Payment Advance			445,967.01
Reimbursement of Outstanding Payment Advance			219,519.34
Additional Payment Advances for current period			175,157.90

Ending Balance of Payment Advance			401,605.57

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO